Securities - Summary of Interest, Dividend and Fee Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 30, 2016
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,306	$ 812	$ 652
Financial assets at fair value through profit or loss [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	16
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	1,118
Financial assets at amortised cost, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 172
Financial assets available-for-sale, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total		662	509
Held-to-maturity investments, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total		$ 150	$ 143